Reconciliation of Available-For-Sale Debt Investments at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) (Fair Value, Inputs, Level 3, Available For Sale Debt Securities, Fair Value, Measurements, Recurring)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Schedule of Available-for-sale Securities [Line Items]
Balance as of January 1, 2014	$ 0	0
Recognized during the period	43,948	272,680
Realized or unrealized gain (loss)	0	0
Settlement	0	0
Balance as of December 31, 2014	$ 43,948	272,680